Note 8 - Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

7. Accrued Liabilities

Accrued liabilities consist of the following:

	September 30, 2014	December 31, 2013
Accrued salaries, wages, benefits and bonus	$39,988	$45,456
Sales tax payable	—	4,409
Accrued accounting and legal fees	16,050	—
Customer deposit payable	8,500	580
Accrued interest	2,436	6,288
Other accrued liabilities	7,983	32,997
	$74,957	$89,730

8. Accrued Liabilities

Accrued liabilities consist of the following:

	December 31, 2013	December 31, 2012
Accrued salaries, wages, benefits and bonus	$45,456	$65,581
Sales tax payable	4,409	877
Accrued accounting and legal fees	—	5,160
Customer deposit payable	580	36,540
Accrued interest	6,288	76,438
Royalty payable	—	262,500
Other accrued liabilities	32,997	41,860
	$89,730	$488,956